Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Kingsbarn Tactical Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kingsbarn Tactical Bond ETF
Class Name	Kingsbarn Tactical Bond ETF
Trading Symbol	KDRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kingsbarn Tactical Bond ETF for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-etf/. You can also request this information by contacting us at (866) 788-7878.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-etf/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Tactical Bond ETF	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Kingsbarn Tactical Bond ETF (“the Fund”) returned 2.07% for the period of December 1, 2024, to November 30, 2025, versus the Bloomberg Aggregate Bond Index which returned 5.70% for the same period. The Fund primarily invests in a diversified portfolio of high-grade fixed-income securities coupled with tactical duration positions which are adjusted monthly and implemented using exchange-traded Treasury futures.

What Factors Influenced Performance?

The Fund underperformed the index due to negative alpha driven by the Fund’s tactical duration positioning. Over this prior twelve-month period the Fund has generally maintained lower interest rate sensitivity than its respective index due to expectations of weaker economic growth and higher inflation expectations. This decreased portfolio duration exposure led to the Fund’s underperformance as yields declined over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Kingsbarn Tactical Bond ETF	2.07%	1.31%
Bloomberg US Aggregate Bond Index	5.70%	-0.05%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

For more recent performance information visit www.kingsbarncapital.com/kingsbarn-etf/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Dec. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	For more recent performance information visit www.kingsbarncapital.com/kingsbarn-etf/.
Net Assets	$ 2,360,887
Holdings Count	6
Advisory Fees Paid, Amount	$ 10,665
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Net Assets	$2,360,887
Number of Holdings	6
Total Net Advisory Fee	$10,665
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of November 30, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	19.90%
iShares MBS ETF	19.88%
iShares 7-10 Year Treasury Bond ETF	19.46%
iShares 0-3 Months Treasury Bond ETF	19.32%
iShares TIPS Bond ETF	14.82%

Material Fund Change [Text Block]

Material Changes

Annual operating expenses and fee waivers

Effective October 1, 2025, the Fund’s advisory fee structure changed. Prior to October 1, 2025, the Advisor was entitled to an annual management fee of 1.25% of the Fund’s average daily net assets. During that period, the Advisor had contractually agreed to waive a portion of its advisory fee to an effective annual rate of 0.95% and such waived fees were not subject to recoupment. Effective October 1, 2025, the advisory fee rate was permanently reduced to 0.50% of the Fund’s average daily net assets, and, as a result, the prior advisory fee waiver agreement was terminated as of that date.

Material Fund Change Expenses [Text Block]	Effective October 1, 2025, the Fund’s advisory fee structure changed. Prior to October 1, 2025, the Advisor was entitled to an annual management fee of 1.25% of the Fund’s average daily net assets. During that period, the Advisor had contractually agreed to waive a portion of its advisory fee to an effective annual rate of 0.95% and such waived fees were not subject to recoupment. Effective October 1, 2025, the advisory fee rate was permanently reduced to 0.50% of the Fund’s average daily net assets, and, as a result, the prior advisory fee waiver agreement was terminated as of that date.